Fair Value Measurement - Assets and liabilities measured or disclosed at fair value (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)
Assets Measured or Disclosed at Fair Value
Number of debt security measured using the market approach	1
Contingent consideration	¥ 47,084	$ 6,876	¥ 91,440
Recurring
Assets Measured or Disclosed at Fair Value
Total assets measured at fair value	857,884	125,286	1,272,178
Contingent consideration	47,084		91,440
Total liability measured at fair value	47,084	6,876	91,440
Recurring | Short-term investments
Assets Measured or Disclosed at Fair Value
Available-for-sale	243,743		392,156
Recurring | Long-term investments Available-For-Sales Investments [Member]
Assets Measured or Disclosed at Fair Value
Available-for-sale	614,141		880,022
Recurring | Significant unobservable inputs (Level 3)
Assets Measured or Disclosed at Fair Value
Total assets measured at fair value	857,884	125,286	1,272,178
Contingent consideration	47,084		91,440
Total liability measured at fair value	47,084	$ 6,876	91,440
Recurring | Significant unobservable inputs (Level 3) | Short-term investments
Assets Measured or Disclosed at Fair Value
Available-for-sale	243,743		392,156
Recurring | Significant unobservable inputs (Level 3) | Long-term investments Available-For-Sales Investments [Member]
Assets Measured or Disclosed at Fair Value
Available-for-sale	¥ 614,141		¥ 880,022